Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INDEX TRUST, INC.
Entity Central Index Key	0000858581
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000222751
Shareholder Report [Line Items]
Fund Name	U.S. Limited Duration TIPS Index Fund
Class Name	Investor Class
Trading Symbol	(TLDTX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Limited Duration TIPS Index Fund - Investor Class	$21	0.21%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. Treasury inflation protected securities (TIPS) generated positive performance for the 12-month reporting period. Although higher real (inflation adjusted) yields put pressure on the performance of TIPS, principal adjustments for inflation helped keep total returns positive for the sector.

  Allocations to options on Treasury futures, which we use to help with interest rate management, contributed to performance versus the style-specific Bloomberg U.S. 1–5 Year Treasury TIPS Index as rate volatility moderated, and using liquid credit default swap indexes to gain exposure to short-dated investment-grade corporates in June and August of 2023 further boosted performance. Security selection within the TIPS sector was an additional contributor.

  Market volatility during the period hurt our efforts to take advantage of interest rate movements, and, as a result, the fund’s duration and yield curve positioning detracted versus the style-specific index. Notably, our positioning for lower nominal rates and steeper nominal curves detracted early in the period when upside surprises in economic data led the Federal Reserve to extend its hiking cycle, driving yields higher and curves flatter. An allocation to mortgage-backed securities also hampered results amid concerns about the potential for higher rate volatility.

  The fund seeks income by investing in inflation-linked securities and aims to closely track the investment returns of its style-specific benchmark. At period-end, our non-TIPS allocations were very low as the risk/reward trade-off of credit sectors appeared to be unappealing at this point in the economic cycle, while TIPS looked attractive amid the risks of rising inflation expectations.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 11/2/2020
U.S. Limited Duration TIPS Index Fund (Investor Class)	3.65%	1.65%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 2.96
Bloomberg U.S. 1-5 Year Treasury TIPS Index (Strategy Benchmark)	4.19	2.46

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 1,842,853,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 336,000
InvestmentCompanyPortfolioTurnover	152.40%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,842,853
Number of Portfolio Holdings	16

Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

U.S. Treasury Securities	99.8%
Reserves	0.2

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Inflation-Indexed Notes	99.8%

Material Fund Change [Text Block]
C000222750
Shareholder Report [Line Items]
Fund Name	U.S. Limited Duration TIPS Index Fund
Class Name	Z Class
Trading Symbol	(TLDZX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Limited Duration TIPS Index Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. Treasury inflation protected securities (TIPS) generated positive performance for the 12-month reporting period. Although higher real (inflation adjusted) yields put pressure on the performance of TIPS, principal adjustments for inflation helped keep total returns positive for the sector.

  Allocations to options on Treasury futures, which we use to help with interest rate management, contributed to performance versus the style-specific Bloomberg U.S. 1–5 Year Treasury TIPS Index as rate volatility moderated, and using liquid credit default swap indexes to gain exposure to short-dated investment-grade corporates in June and August of 2023 further boosted performance. Security selection within the TIPS sector was an additional contributor.

  Market volatility during the period hurt our efforts to take advantage of interest rate movements, and, as a result, the fund’s duration and yield curve positioning detracted versus the style-specific index. Notably, our positioning for lower nominal rates and steeper nominal curves detracted early in the period when upside surprises in economic data led the Federal Reserve to extend its hiking cycle, driving yields higher and curves flatter. An allocation to mortgage-backed securities also hampered results amid concerns about the potential for higher rate volatility.

  The fund seeks income by investing in inflation-linked securities and aims to closely track the investment returns of its style-specific benchmark. At period-end, our non-TIPS allocations were very low as the risk/reward trade-off of credit sectors appeared to be unappealing at this point in the economic cycle, while TIPS looked attractive amid the risks of rising inflation expectations.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 11/2/2020
U.S. Limited Duration TIPS Index Fund (Z Class)	3.95%	1.87%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 2.96
Bloomberg U.S. 1-5 Year Treasury TIPS Index (Strategy Benchmark)	4.19	2.46

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 1,842,853,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 336,000
InvestmentCompanyPortfolioTurnover	152.40%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,842,853
Number of Portfolio Holdings	16

Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

U.S. Treasury Securities	99.8%
Reserves	0.2

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Inflation-Indexed Notes	99.8%

Material Fund Change [Text Block]
C000222752
Shareholder Report [Line Items]
Fund Name	U.S. Limited Duration TIPS Index Fund
Class Name	I Class
Trading Symbol	(TLDUX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Limited Duration TIPS Index Fund - I Class	$11	0.11%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. Treasury inflation protected securities (TIPS) generated positive performance for the 12-month reporting period. Although higher real (inflation adjusted) yields put pressure on the performance of TIPS, principal adjustments for inflation helped keep total returns positive for the sector.

  Allocations to options on Treasury futures, which we use to help with interest rate management, contributed to performance versus the style-specific Bloomberg U.S. 1–5 Year Treasury TIPS Index as rate volatility moderated, and using liquid credit default swap indexes to gain exposure to short-dated investment-grade corporates in June and August of 2023 further boosted performance. Security selection within the TIPS sector was an additional contributor.

  Market volatility during the period hurt our efforts to take advantage of interest rate movements, and, as a result, the fund’s duration and yield curve positioning detracted versus the style-specific index. Notably, our positioning for lower nominal rates and steeper nominal curves detracted early in the period when upside surprises in economic data led the Federal Reserve to extend its hiking cycle, driving yields higher and curves flatter. An allocation to mortgage-backed securities also hampered results amid concerns about the potential for higher rate volatility.

  The fund seeks income by investing in inflation-linked securities and aims to closely track the investment returns of its style-specific benchmark. At period-end, our non-TIPS allocations were very low as the risk/reward trade-off of credit sectors appeared to be unappealing at this point in the economic cycle, while TIPS looked attractive amid the risks of rising inflation expectations.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 11/2/2020
U.S. Limited Duration TIPS Index Fund (I Class)	3.83%	1.75%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 2.96
Bloomberg U.S. 1-5 Year Treasury TIPS Index (Strategy Benchmark)	4.19	2.46

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 1,842,853,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 336,000
InvestmentCompanyPortfolioTurnover	152.40%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,842,853
Number of Portfolio Holdings	16

Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

U.S. Treasury Securities	99.8%
Reserves	0.2

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Inflation-Indexed Notes	99.8%

Material Fund Change [Text Block]